Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 13,447	$ 22,157	$ 31,690
Total amortization	56,801	57,278	29,856
Total depreciation and amortization	70,248	79,435	61,546
Employee benefits expense:
Salaries and wages	351,401	273,326	201,953
Variable compensation	62,106	33,067	19,260
Payroll taxes	42,020	30,478	20,792
Share-based payment expense	257,762	162,873	137,448
Defined contribution plan expense	22,566	16,839	13,041
Contractor expense	27,263	23,666	16,333
Other	53,654	44,877	34,605
Total employee benefits expense	816,772	585,126	443,432
Patents and trademarks
Disclosure of Non-Financial Assets [Line Items]
Total amortization	7,796	6,990	2,907
Customer relationships
Disclosure of Non-Financial Assets [Line Items]
Total amortization	21,015	29,100	12,361
Acquired developed technology
Disclosure of Non-Financial Assets [Line Items]
Total amortization	27,990	21,188	14,588
Equipment
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,336	1,214	1,022
Computer hardware and software
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,476	11,543	23,729
Furniture and fittings
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	2,031	1,485	1,016
Leasehold improvements
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 8,604	$ 7,915	$ 5,923